SOFTWARE DEVELOPMENT COSTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Research and Development [Abstract]
SCHEDULE OF SOFTWARE DEVELOPMENT COSTS

Table 5: Capitalized Software Development Costs

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Capitalized software development costs	$63,000	$104,000	$192,000	$174,000

Table 6: Capitalized Software Development Costs
	For the Year Ended December 31,
	2025	2024
Capitalized software development costs	$455,000	$448,000